Stock-Based Compensation - RSUs Activity (Details) (USD $)	12 Months Ended			0 Months Ended		12 Months Ended
	Dec. 31, 2013 Restricted Stock Units (RSUs)	Dec. 31, 2012 Restricted Stock Units (RSUs)	Dec. 31, 2011 Restricted Stock Units (RSUs)	Jun. 10, 2013 PRSU awards	May 28, 2013 PRSU awards	Dec. 31, 2013 PRSU awards
Restricted Stock Units Outstanding Roll Forward
Unvested units, beginning	1,351,000					0
Units granted	198,000					266,000
Units vested	(621,000)					0
Units forfeited	(131,000)					(20,000)
Unvested units, ending	797,000	1,351,000				246,000
Weighted Average Grant Date Fair Value Roll Forward
Unvested units, beginning (in usd per share)	$ 10.80
Units granted (in usd per share)	$ 7.47	$ 9.38	$ 10.23	$ 9.44	$ 9.06	$ 9.13
Units vested (in usd per share)	$ 11.40					$ 0.00
Units forfeited (in usd per share)	$ 8.86					$ 9.06
Unvested units, ending (in usd per share)	$ 9.83	$ 10.80				$ 9.13